Document and Entity Information	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	PRE 14A
Entity Registrant Name	MARKFORGED HOLDING CORPORATION
Amendment Flag	false
Entity Central Index Key	0001816613